Financial Instruments - Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 574,449	$ 720,687
Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Liabilities	46,949
Recurring fair value measurement | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	6,038
Recurring fair value measurement | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Recurring fair value measurement | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	40,911	107,862	$ 107,397
Recurring fair value measurement | Earnout liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	24,147
Recurring fair value measurement | Earnout liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Recurring fair value measurement | Earnout liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Recurring fair value measurement | Earnout liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	24,147	0	0
Recurring fair value measurement | Earn-in liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	13,384
Recurring fair value measurement | Earn-in liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Recurring fair value measurement | Earn-in liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Recurring fair value measurement | Earn-in liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	13,384	0	0
Recurring fair value measurement | Warrant liabilities
Disclosure of fair value measurement of liabilities [line items]
Liabilities	9,418
Recurring fair value measurement | Warrant liabilities | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	6,038
Recurring fair value measurement | Warrant liabilities | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Recurring fair value measurement | Warrant liabilities | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	3,380	0	0
Recurring fair value measurement | Redeemable preferred shares
Disclosure of fair value measurement of liabilities [line items]
Liabilities		107,862
Recurring fair value measurement | Redeemable preferred shares | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities		0
Recurring fair value measurement | Redeemable preferred shares | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities		0
Recurring fair value measurement | Redeemable preferred shares | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 0	$ 107,862	$ 107,397